Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment
Restricted cash	$ 605	$ 888
Advertising costs incurred	$ 3,199	$ 3,803	$ 1,871
Number of reportable segments | segment	1
Leasehold Improvements
Property, Plant and Equipment
Estimated useful lives (in years)	15 years
Corporate Vehicles
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Minimum
Property, Plant and Equipment
Lease term (in years)	1 year
Minimum | Furniture, fixtures, and equipment
Property, Plant and Equipment
Estimated useful lives (in years)	1 year
Maximum
Property, Plant and Equipment
Lease term (in years)	4 years
Maximum | Furniture, fixtures, and equipment
Property, Plant and Equipment
Estimated useful lives (in years)	5 years